Available for Sale Investments, at Fair Value - Continuous Unrealized Losses (Details) - Fixed Maturities $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Fair value, less than 12 months	$ 53,147
Unrealized losses, less than 12 months	(74)
Fair value, 12 months or longer	0
Unrealized losses, 12 months or longer	0
Fair Value	53,147
Unrealized Losses	(74)
Treasury Bills
Schedule Of Available For Sale Securities [Line Items]
Fair value, less than 12 months	33,978
Unrealized losses, less than 12 months	(36)
Fair value, 12 months or longer	0
Unrealized losses, 12 months or longer	0
Fair Value	33,978
Unrealized Losses	(36)
US Treasury securities
Schedule Of Available For Sale Securities [Line Items]
Fair value, less than 12 months	19,169
Unrealized losses, less than 12 months	(38)
Fair value, 12 months or longer	0
Unrealized losses, 12 months or longer	0
Fair Value	19,169
Unrealized Losses	$ (38)